Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (9,303)	$ (4,822)
Adjustments to reconcile net loss to cash used in operating activities:
Operating cash flows from finance lease amortization	73	74
Amortization of marketable securities premiums	32	0
Revaluation of derivative liability	89	0
Stock-based compensation expense	626	154
Forgiveness of PPP note	(61)	0
Non-cash interest, depreciation and other expense	12	1
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(55)	(464)
Accounts payable	(308)	980
Accrued expenses	583	371
Cash used in operating activities	(8,312)	(3,706)
Investing activities:
Purchase of marketable securities	(3,842)	0
Purchase of property and equipment	0	(2)
Cash used in investing activities	(3,842)	(2)
Financing activities:
Proceeds from common stock issuance, net of offering expenses	15,104	0
Proceeds from issuance of warrants	399	0
Proceeds from PPP loan	0	61
Proceeds from convertible notes	350	0
Payment of finance lease liability	(106)	(65)
Cash provided by (used in) financing activities	15,747	(4)
Net increase (decrease) in cash and cash equivalents	3,593	(3,712)
Cash and cash equivalents at beginning of period	109	3,821
Cash and cash equivalents at end of period	3,702	109
Supplemental disclosure of cash flow information:
Cash paid for interest	29	41
Non-cash financing activities:
Conversion of convertible notes to common stock	$ 350	$ 0